Label	Element	Value
2x Bitcoin Strategy ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
2x Bitcoin Strategy ETF (Consolidated) | CME Bitcoin Futures Sep 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	178.70%
2x Bitcoin Strategy ETF (Consolidated) | CME Bitcoin Futures Oct 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	21.20%
2x Bitcoin Strategy ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(265.30%)